Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	¥ 3,557,433	¥ 3,706,901	¥ 3,209,201
Cost of sales (Notes 5, 8, 11 and 18)	1,820,670	1,923,813	1,781,808
Gross profit	1,736,763	1,783,088	1,427,393
Operating expenses (Notes 1, 5, 8, 11, 15 and 18):
Selling, general and administrative expenses	1,050,892	1,079,719	905,738
Research and development expenses	307,800	315,817	304,600
Operating Expenses, Total	1,358,692	1,395,536	1,210,338
Operating profit	378,071	387,552	217,055
Other income (deductions):
Interest and dividend income	8,432	6,022	5,202
Interest expense	(988)	(1,931)	(336)
Other, net (Notes 1, 2, 17 and 20)	(10,991)	1,220	(2,566)
Nonoperating Income (Expense), Total	(3,547)	5,311	2,300
Income before income taxes	374,524	392,863	219,355
Income taxes (Note 12)	120,415	140,160	84,122
Consolidated net income	254,109	252,703	135,233
Less: Net income attributable to noncontrolling interests	5,479	6,100	3,586
Net income attributable to Canon Inc.	¥ 248,630	¥ 246,603	¥ 131,647
Net income attributable to Canon Inc. stockholders per share (Note 16):
Basic	¥ 204.49	¥ 199.71	¥ 106.64
Diluted	¥ 204.48	¥ 199.70	¥ 106.64
Cash dividends per share	¥ 120.00	¥ 120.00	¥ 110.00